Supplementary cash flow disclosure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flow Statement [Abstract]
Trade and other receivables	$ (25,085)	$ (19,714)
Inventory	(746)	(840)
Prepaid expenses	(1,180)	(3,771)
Contract assets	(1,263)	(1,769)
Trade and other payables	15,432	24,266
Other current and non-current liabilities	428	(9,053)
Changes in non-cash working capital items	$ (12,414)	$ (10,881)